AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.3%
Information Technology – 13.3%
Electronic Equipment, Instruments & Components – 1.4%
Hon Hai Precision Industry Co., Ltd.	551,000	$1,806,699
Kingboard Holdings Ltd.	28,500	120,247
Synnex Technology International Corp.	150,000	251,324
WPG Holdings Ltd.	68,000	103,965
Zhen Ding Technology Holding Ltd.	99,000	402,866

		2,685,101

IT Services – 1.4%
GDS Holdings Ltd. (ADR)(a) (b)	4,800	449,472
HCL Technologies Ltd.	56,758	736,851
Infosys Ltd.	6,600	112,935
Infosys Ltd. (Sponsored ADR)	51,706	876,417
Tata Consultancy Services Ltd.	8,589	337,508
Wipro Ltd.	21,653	114,620

		2,627,803

Semiconductors & Semiconductor Equipment – 5.9%
LONGi Green Energy Technology Co., Ltd. - Class A (Nth SSE-SEHK)	4,600	65,316
MediaTek, Inc.	70,000	1,866,710
Novatek Microelectronics Corp.	59,000	776,339
Parade Technologies Ltd.	10,000	395,913
Phison Electronics Corp.	9,000	106,776
Taiwan Semiconductor Manufacturing Co., Ltd.	245,000	4,634,781
United Microelectronics Corp.	1,975,000	3,321,481

		11,167,316

Technology Hardware, Storage & Peripherals – 4.6%
Asustek Computer, Inc.	62,000	553,703
Chicony Electronics Co., Ltd.	30,000	92,196
Lenovo Group Ltd.	150,000	141,809
Lite-On Technology Corp.	60,000	106,454
Micro-Star International Co., Ltd.	24,000	113,443
Pegatron Corp.	46,000	110,436
Quanta Computer, Inc.	40,000	115,417
Samsung Electronics Co., Ltd.	75,638	5,648,307
Samsung Electronics Co., Ltd. (Preference Shares)	23,330	1,582,636
Wistron Corp.	96,000	106,220

		8,570,621

		25,050,841

Financials – 12.0%
Banks – 8.1%
Agricultural Bank of China Ltd. - Class H	3,220,000	1,179,299
Banco do Brasil SA	15,900	119,531
Bank Mandiri Persero Tbk PT	235,500	106,269
Bank of China Ltd. - Class H	913,000	309,008
Bank of Communications Co., Ltd. - Class A	86,600	59,687
Bank of Communications Co., Ltd. - Class H	1,045,000	552,764
China CITIC Bank Corp., Ltd. - Class H	2,073,000	880,579
China Construction Bank Corp. - Class H	611,000	460,864
China Minsheng Banking Corp., Ltd. - Class A (Nth SSE-SEHK)	135,900	108,708

Company	Shares	U.S. $ Value

China Minsheng Banking Corp., Ltd. - Class H	4,705,400	$2,682,304
Dubai Islamic Bank PJSC	75,569	95,191
Halyk Savings Bank of Kazakhstan JSC (GDR)(c)	24,630	286,940
Hana Financial Group, Inc.	78,577	2,502,783
HDFC Bank Ltd.(a)	21,860	431,210
Industrial Bank Co., Ltd. - Class A (Nth SSE-SEHK)	41,860	134,452
Industrial Bank of Korea(a)	12,889	105,105
Itau Unibanco Holding SA (ADR)	67,660	412,049
Kasikornbank PCL (Foreign Shares)	50,200	191,015
KB Financial Group, Inc.	29,629	1,176,776
MCB Bank Ltd.	22,626	26,576
Moneta Money Bank AS(a) (c)	38,470	121,883
Nedbank Group Ltd.	13,491	119,139
Sberbank of Russia PJSC (Sponsored ADR)	99,978	1,449,682
Shinhan Financial Group Co., Ltd.	6,594	195,664
TCS Group Holding PLC (GDR)(c)	25,740	846,884
Turkiye Is Bankasi AS - Class C(a)	510,890	480,563
Woori Financial Group, Inc.	18,480	165,806

		15,200,731

Capital Markets – 0.7%
B3 SA - Brasil Bolsa Balcao	4,300	51,483
China Cinda Asset Management Co., Ltd. - Class H	539,000	102,272
China Everbright Ltd.	612,000	819,620
CITIC Securities Co., Ltd. - Class H	13,000	29,334
Korea Investment Holdings Co., Ltd.	1,476	107,554
Mirae Asset Daewoo Co., Ltd.	5,385	46,890
Samsung Securities Co., Ltd.	2,833	105,697

		1,262,850

Consumer Finance – 0.0%
Samsung Card Co., Ltd.	1,196	35,793

Diversified Financial Services – 1.0%
Far East Horizon Ltd.	103,000	106,170
Fubon Financial Holding Co., Ltd.	496,000	826,016
Haci Omer Sabanci Holding AS	472,049	727,095
REC Ltd.	63,844	117,486

		1,776,767

Insurance – 1.5%
AIA Group Ltd.	55,600	677,548
Bupa Arabia for Cooperative Insurance Co.(a)	2,632	85,552
Co. for Cooperative Insurance (The)(a)	3,230	68,612
PICC Property & Casualty Co., Ltd. - Class H	656,000	496,274
Ping An Insurance Group Co. of China Ltd. - Class H	60,000	730,177
Ruentex Industries Ltd.	172,200	427,560
Samsung Fire & Marine Insurance Co., Ltd.	626	108,140
Samsung Life Insurance Co., Ltd.	1,636	119,381
Shin Kong Financial Holding Co., Ltd.	369,000	116,045

		2,829,289

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 0.7%
Housing Development Finance Corp., Ltd.	39,963	$1,395,381

		22,500,811

Consumer Discretionary – 9.7%
Auto Components – 0.0%
Controladora Nemak SAB de CV(a)	124,685	16,541

Automobiles – 2.7%
Dongfeng Motor Group Co., Ltd. - Class H	404,000	472,086
Ford Otomotiv Sanayi AS	14,269	242,113
Great Wall Motor Co., Ltd.	247,000	849,826
Guangzhou Automobile Group Co., Ltd. - Class H	396,000	441,644
Hyundai Motor Co.	3,675	651,405
Kia Motors Corp.	39,514	2,276,669
NIO, Inc. (ADR)(a)	2,557	124,628

		5,058,371

Diversified Consumer Services – 0.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	5,480	1,018,239

Hotels, Restaurants & Leisure – 0.7%
OPAP SA	97,740	1,306,778

Household Durables – 0.0%
Nien Made Enterprise Co., Ltd.	1,000	11,627

Internet & Direct Marketing Retail – 4.6%
Alibaba Group Holding Ltd.(a)	92,520	2,690,901
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	6,297	1,465,501
JD.com, Inc. (ADR)(a)	5,077	446,268
JD.com, Inc. - Class A(a)	89,720	3,951,486
Naspers Ltd. - Class N	253	51,808
Pinduoduo, Inc. (ADR)(a)	753	133,786

		8,739,750

Specialty Retail – 0.1%
China Tourism Group Duty Free Corp., Ltd. - Class A (Nth SSE-SEHK)	2,300	100,116

Textiles, Apparel & Luxury Goods – 1.1%
Alpargatas SA (Preference Shares)	14,300	115,947
Li Ning Co., Ltd.	178,000	1,224,845
Samsonite International SA(a) (c)	366,600	651,119

		1,991,911

		18,243,333

Materials – 5.4%
Chemicals – 0.8%
Advanced Petrochemical Co.	3,888	69,473
Hanwha Solutions Corp.	1,883	83,244
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. - Class A	45,900	34,953
Kumho Petrochemical Co., Ltd.	866	115,863
Lotte Chemical Corp.	404	102,868
Mitsubishi Gas Chemical Co., Inc.	13,000	298,940

Company	Shares	U.S. $ Value

Tosoh Corp.	50,500	$789,020

		1,494,361

Construction Materials – 2.1%
Anhui Conch Cement Co., Ltd. - Class A	175,119	1,392,142
Anhui Conch Cement Co., Ltd. - Class H	133,113	834,228
China Resources Cement Holdings Ltd.	900,000	1,005,241
Huaxin Cement Co., Ltd. - Class A	110,780	352,199
Taiwan Cement Corp.	250,610	385,838

		3,969,648

Metals & Mining – 2.4%
Anglo American Platinum Ltd.	1,282	126,151
Antofagasta PLC	1,894	37,159
China Hongqiao Group Ltd.	919,971	843,437
Fortescue Metals Group Ltd.	51,150	923,892
Gold Fields Ltd.	8,357	77,579
Grupo Mexico SAB de CV	27,141	115,100
Hunan Valin Steel Co., Ltd. - Class A	132,800	97,692
Jiangxi Copper Co., Ltd. - Class H	320,000	503,720
Kumba Iron Ore Ltd.	3,145	133,293
Polyus PJSC (GDR)	849	85,572
POSCO	4,624	1,155,443
Southern Copper Corp.	1,804	117,476
Vale SA	7,000	117,819
Vedanta Ltd.	55,936	123,491
Zijin Mining Group Co., Ltd. - Class H	110,000	124,627

		4,582,451

Paper & Forest Products – 0.1%
Nine Dragons Paper Holdings Ltd.	73,000	103,773

		10,150,233

Communication Services – 4.1%
Diversified Telecommunication Services – 0.2%
KT Corp. (Sponsored ADR)	38,451	423,345

Entertainment – 0.5%
Bilibili, Inc. (Sponsored ADR)(a)	1,415	121,294
NCSoft Corp.	550	472,203
NetEase, Inc. (ADR)	4,100	392,657

		986,154

Interactive Media & Services – 3.1%
Tencent Holdings Ltd.	69,600	5,007,985
Yandex NV - Class A(a)	10,720	745,897

		5,753,882

Media – 0.1%
Focus Media Information Technology Co., Ltd. - Class A (Nth SZ-SEHK)	73,000	110,929

Wireless Telecommunication Services – 0.2%
China Mobile Ltd.	23,500	133,961
Globe Telecom, Inc.	2,730	115,524
PLDT, Inc.	3,920	109,456

Company	Shares	U.S. $ Value

Vodacom Group Ltd.	13,288	$112,480

		471,421

		7,745,731

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Adaro Energy Tbk PT	1,082,000	110,267
China Petroleum & Chemical Corp. - Class H	230,000	102,429
China Shenhua Energy Co., Ltd. - Class A	38,100	105,649
China Shenhua Energy Co., Ltd. - Class H	60,000	113,099
Coal India Ltd.	66,062	122,711
Cosan SA	3,600	52,578
Ecopetrol SA	172,689	113,508
Exxaro Resources Ltd.	13,309	125,799
Hindustan Petroleum Corp., Ltd.	37,500	112,834
LUKOIL PJSC (Sponsored ADR)	31,764	2,171,387
Oil & Gas Development Co., Ltd.	17,107	11,116
Oil & Natural Gas Corp., Ltd.	90,419	115,419
PetroChina Co., Ltd. - Class H	340,000	105,279
Petroleo Brasileiro SA (ADR)	37,530	421,462
Petroleo Brasileiro SA (Preference Shares)	110,300	598,803
Polskie Gornictwo Naftowe i Gazownictwo SA	78,810	117,679
Saudi Arabian Oil Co.(c)	11,519	107,499
Surgutneftegas PJSC (Sponsored ADR)	94,210	460,197
Yanzhou Coal Mining Co., Ltd. - Class H	248,000	198,756

		5,266,471

Industrials – 2.5%
Air Freight & Logistics – 0.1%
SF Holding Co., Ltd.	7,700	104,487

Building Products – 0.0%
China Lesso Group Holdings Ltd.	37,000	57,973

Commercial Services & Supplies – 0.7%
A-Living Smart City Services Co., Ltd. - Class H(b) (c)	211,500	938,753
Sunny Friend Environmental Technology Co., Ltd.	52,000	431,861

		1,370,614

Construction & Engineering – 0.2%
China Communications Services Corp., Ltd. - Class H	338,000	149,316
Daelim Industrial Co., Ltd.(d)	3,711	283,543

		432,859

Electrical Equipment – 0.1%
ElSewedy Electric Co.	192,294	118,628
WEG SA	6,800	99,313

		217,941

Industrial Conglomerates – 0.3%
Alfa SAB de CV - Class A	124,685	89,725
CITIC Ltd.	150,000	106,205
Refrigeration Electrical Engineering Corp.	107,680	228,418

Company	Shares	U.S. $ Value

Sime Darby Bhd	139,500	$80,293

		504,641

Machinery – 0.8%
China Yuchai International Ltd.	23,050	376,637
Sinotruk Hong Kong Ltd.	404,000	1,034,867

		1,411,504

Professional Services – 0.2%
HeadHunter Group PLC (ADR)	14,270	431,667

Transportation Infrastructure – 0.1%
Zhejiang Expressway Co., Ltd. - Class H	150,000	126,833

		4,658,519

Utilities – 1.7%
Electric Utilities – 0.7%
Centrais Eletricas Brasileiras SA	34,100	242,760
CPFL Energia SA	4,200	26,415
Equatorial Energia SA	92,000	412,201
Power Grid Corp. of India Ltd.	245,542	633,805

		1,315,181

Gas Utilities – 0.9%
GAIL India Ltd.	1,011,365	1,711,674
Petronas Gas Bhd	17,600	75,227

		1,786,901

Independent Power and Renewable Electricity Producers – 0.1%
China Power International Development Ltd.	233,000	49,920
China Resources Power Holdings Co., Ltd.	90,000	96,881

		146,801

		3,248,883

Consumer Staples – 1.3%
Beverages – 0.3%
Fraser & Neave Holdings Bhd	2,100	16,772
Tsingtao Brewery Co., Ltd. - Class A (Nth SSE-SEHK)	37,600	575,469

		592,241

Food & Staples Retailing – 0.3%
Magnit PJSC (Sponsored GDR)(c)	6,500	114,400
Shoprite Holdings Ltd.	12,241	116,621
X5 Retail Group NV (GDR)(c)	8,020	289,682

		520,703

Food Products – 0.4%
China Feihe Ltd.(c)	12,964	30,419
Gruma SAB de CV - Class B	9,685	115,430
Henan Shuanghui Investment & Development Co., Ltd. - Class A	4,400	31,802
Indofood Sukses Makmur Tbk PT	213,000	103,889
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A (Nth SSE-SEHK)	16,800	114,652

Company	Shares	U.S. $ Value

JBS SA	24,800	$113,030
Tata Consumer Products Ltd.	15,711	127,273
Tingyi Cayman Islands Holding Corp.	56,000	95,789

		732,284

Household Products – 0.2%
C&S Paper Co., Ltd.	117,500	377,481

Personal Products – 0.0%
Hengan International Group Co., Ltd.	13,000	92,048

Tobacco – 0.1%
Eastern Co. SAE	134,730	112,136
KT&G Corp.	1,409	107,881

		220,017

		2,534,774

Health Care – 0.8%
Biotechnology – 0.1%
Seegene, Inc.	591	105,178

Health Care Equipment & Supplies – 0.2%
Hartalega Holdings Bhd	22,300	67,496
Kossan Rubber Industries	53,200	59,811
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,835	120,049
Supermax Corp. Bhd(a)	53,900	80,977
Top Glove Corp. Bhd	67,200	102,676

		431,009

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	2,188	114,955

Pharmaceuticals – 0.4%
China Medical System Holdings Ltd.	356,000	397,719
Dr Reddy’s Laboratories Ltd.	146	10,413
Richter Gedeon Nyrt	10,720	269,025
Yuhan Corp.	1,922	133,085

		810,242

		1,461,384

Real Estate – 0.7%
Equity Real Estate Investment Trusts (REITs) – 0.1%
Fibra Uno Administracion SA de CV	102,930	116,433

Real Estate Management & Development – 0.6%
Agile Group Holdings Ltd.	72,000	95,833
Aldar Properties PJSC	133,015	114,308
Guangzhou R&F Properties Co., Ltd. - Class H	84,000	108,187
Jinke Properties Group Co., Ltd. - Class A	70,100	76,413
KWG Group Holdings Ltd.	77,500	105,886
Logan Group Co. Ltd.	66,000	108,120
NEPI Rockcastle PLC	813	5,173
Powerlong Real Estate Holdings Ltd.	313,000	216,416

Company	Shares		U.S. $ Value

Vincom Retail JSC(a)		308,840	$420,844

			1,251,180

			1,367,613

Total Common Stocks (cost $80,947,321)			102,228,593

	Principal Amount (000)

FIXED INCOME – 36.6%
Sovereign Bonds – 21.2%
Abu Dhabi Government International Bond 1.70%, 03/02/2031(c)	U.S.$	348	347,130
3.875%, 04/16/2050(c)		341	414,208
Angolan Government International Bond 9.125%, 11/26/2049(c)		779	719,114
9.375%, 05/08/2048(c)		743	701,438
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		5,068	1,941,450
1.00%, 07/09/2029		236	102,782
Bahrain Government International Bond 5.625%, 09/30/2031(c)		200	211,500
6.00%, 09/19/2044(c)		692	715,139
6.75%, 09/20/2029(c)		244	279,838
7.00%, 10/12/2028(c)		334	385,770
Bermuda Government International Bond 3.375%, 08/20/2050(c)		365	394,383
Colombia Government International Bond 3.125%, 04/15/2031		315	334,372
5.00%, 06/15/2045		302	369,101
Costa Rica Government International Bond 7.158%, 03/12/2045(c)		355	328,264
Dominican Republic International Bond 5.50%, 01/27/2025(c)		100	112,781
5.875%, 01/30/2060(c)		377	413,286
6.40%, 06/05/2049(c)		364	427,359
6.50%, 02/15/2048(c)		298	351,174
6.85%, 01/27/2045(c)		155	188,567
Ecuador Government International Bond Zero Coupon, 07/31/2030(c)		106	50,203
0.50%, 07/31/2030-07/31/2040(c)		1,628	903,171
Egypt Government International Bond 5.875%, 06/11/2025(c)		313	339,018
7.903%, 02/21/2048(c)		300	326,062
8.15%, 11/20/2059(c)		280	307,562
8.50%, 01/31/2047(c)		305	345,794
8.875%, 05/29/2050(c)		211	247,332

	Principal Amount (000)		U.S. $ Value

El Salvador Government International Bond 5.875%, 01/30/2025(c)	U.S.$	19	$17,896
7.125%, 01/20/2050(c)		1,114	992,156
7.65%, 06/15/2035(c)		108	101,655
7.75%, 01/24/2023(c)		63	62,173
8.625%, 02/28/2029(c)		200	199,375
Gabon Government International Bond 6.625%, 02/06/2031(c)		600	617,812
Ghana Government International Bond 7.875%, 03/26/2027-02/11/2035(c)		936	981,455
8.125%, 03/26/2032(c)		200	211,188
8.627%, 06/16/2049(c)		220	224,125
8.95%, 03/26/2051(c)		200	208,563
Guatemala Government Bond 4.375%, 06/05/2027(c)		200	222,375
4.50%, 05/03/2026(c)		200	221,188
5.375%, 04/24/2032(c)		264	321,090
6.125%, 06/01/2050(c)		532	701,575
Honduras Government International Bond 5.625%, 06/24/2030(c)		173	196,463
6.25%, 01/19/2027(c)		180	208,013
7.50%, 03/15/2024(c)		290	323,259
Indonesia Government International Bond 2.85%, 02/14/2030		200	215,625
3.375%, 04/15/2023(c)		450	477,141
4.125%, 01/15/2025(c)		380	424,656
Israel Government International Bond 3.875%, 07/03/2050		375	451,270
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	425	573,555
6.125%, 06/15/2033(c)	U.S.$	669	753,670
6.375%, 03/03/2028(c)		295	336,669
Jamaica Government International Bond 6.75%, 04/28/2028		200	243,313
7.875%, 07/28/2045		260	371,719
8.00%, 03/15/2039		108	157,173
Kazakhstan Government International Bond 5.125%, 07/21/2025(c)		200	236,000
Kenya Government International Bond 8.00%, 05/22/2032(c)		346	403,198
Lebanon Government International Bond 6.00%, 01/27/2023(a)(c)(e)		36	4,320
6.65%, 04/22/2024(a)(c)(e)		57	6,840
6.85%, 03/23/2027(a)(c)(e)		481	57,720
Series E 6.10%, 10/04/2022(a)(c)(e)		216	25,920
Series G 1.00%, 11/27/2026(a)(c)(e)		170	20,400
6.20%, 02/26/2025(a)(c)(e)		206	24,720

	Principal Amount (000)		U.S. $ Value

Mexico Government International Bond 4.75%, 03/08/2044	U.S.$	140	$166,565
5.00%, 04/27/2051		249	310,441
Mongolia Government International Bond 5.625%, 05/01/2023(c)		200	210,750
Nigeria Government International Bond 6.50%, 11/28/2027(c)		272	292,995
7.625%, 11/28/2047(c)		433	455,056
7.696%, 02/23/2038(c)		240	255,075
Oman Government International Bond 5.625%, 01/17/2028(c)		211	214,998
6.50%, 03/08/2047(c)		294	287,936
6.75%, 01/17/2048(c)		616	608,493
Pakistan Government International Bond 6.875%, 12/05/2027(c)		325	337,391
Panama Government International Bond 2.252%, 09/29/2032		242	249,018
3.16%, 01/23/2030		447	494,913
4.00%, 09/22/2024		200	220,938
4.50%, 04/16/2050		311	399,635
Panama Notas del Tesoro 3.75%, 04/17/2026		113	123,099
Paraguay Government International Bond 4.95%, 04/28/2031(c)		208	251,160
5.40%, 03/30/2050(c)		200	252,438
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(c)		200	229,313
Peruvian Government International Bond 2.78%, 12/01/2060		280	281,820
2.783%, 01/23/2031		566	620,619
3.23%, 07/28/2121		148	147,926
Philippine Government International Bond 3.70%, 02/02/2042		266	308,061
Qatar Government International Bond 4.40%, 04/16/2050(c)		864	1,123,200
4.50%, 04/23/2028(c)		300	363,750
5.103%, 04/23/2048(c)		484	680,020
Republic of South Africa Government International Bond 5.00%, 10/12/2046		995	929,081
5.75%, 09/30/2049		760	758,575
Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(c)		600	828,000
5.625%, 04/04/2042(c)		200	278,063
5.875%, 09/16/2043(c)		200	288,375
Saudi Government International Bond 3.25%, 10/22/2030(c)		260	286,325
4.625%, 10/04/2047(c)		310	382,753
5.25%, 01/16/2050(c)		201	273,863
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	400	521,339
6.75%, 03/13/2048(c)	U.S.$	200	219,750

	Principal Amount (000)		U.S. $ Value

Sri Lanka Government International Bond 6.20%, 05/11/2027(c)	U.S.$	200	$113,063
7.85%, 03/14/2029(c)		240	136,575
Turkey Government International Bond 4.875%, 04/16/2043		893	779,152
Ukraine Government International Bond 6.75%, 06/20/2026(c)	EUR	173	232,810
7.253%, 03/15/2033(c)	U.S.$	553	602,770
7.375%, 09/25/2032(c)		230	252,713
7.75%, 09/01/2023-09/01/2026(c)		1,167	1,298,233
Series GDP Zero Coupon, 05/31/2040(c)		308	316,566
Uruguay Government International Bond 4.375%, 01/23/2031		269	329,402
4.975%, 04/20/2055		17	24,213
5.10%, 06/18/2050		49	68,534
Venezuela Government International Bond 11.95%, 08/05/2031(a)(c)(e)		265	23,805
12.75%, 08/23/2022(a)(c)(e)		564	50,769
Zambia Government International Bond 8.50%, 04/14/2024(a)(c)(e)		200	105,750

Total Sovereign Bonds (cost $36,929,738)			39,837,157

Corporate Bonds – 6.6%
AES Gener SA 6.35%, 10/07/2079(c)		200	221,000
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		315	340,102
Banco de Credito del Peru 3.125%, 07/01/2030(c)		93	95,558
Bangkok Bank PCL/Hong Kong 3.733%, 09/25/2034(c)		200	207,750
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		200	209,759
BRF SA 5.75%, 09/21/2050(c)		200	221,938
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(c)		200	225,625
Cemex SAB de CV 7.375%, 06/05/2027(c)		200	227,187
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	231,375
Central American Bottling Corp. 5.75%, 01/31/2027(c)		135	143,016
Colbun SA 3.95%, 10/11/2027(c)		263	295,464
CSN Resources SA 7.625%, 02/13/2023(c)		200	207,250

	Principal Amount (000)		U.S. $ Value

Digicel Group 0.5 Ltd. 7.00%, 01/15/2021(f) (g) (h)	U.S.$	16	$4,337
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(c) (g)		95	50,213
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(g)		53	46,297
Ecopetrol SA 7.375%, 09/18/2043		185	251,311
Embraer Netherlands Finance BV 5.40%, 02/01/2027		155	164,397
6.95%, 01/17/2028(c)		314	355,259
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(c)		181	190,378
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(c)		200	214,063
8.375%, 11/08/2027	COP	418,000	125,940
Enel Americas SA 4.00%, 10/25/2026	U.S.$	248	277,837
Enel Chile SA 4.875%, 06/12/2028		140	164,981
Enel Generacion Chile SA 4.25%, 04/15/2024		40	43,388
Geopark Ltd. 5.50%, 01/17/2027(c)		200	200,313
GNL Quintero SA 4.634%, 07/31/2029(c)		200	221,813
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(c)		400	272,340
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(c)		200	137,288
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(c)		268	315,570
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(c)		250	270,312
Industrias Penoles SAB de CV 4.15%, 09/12/2029(c)		200	225,687
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(c)		334	356,023
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(c)		200	211,250
Intercorp Peru Ltd. 3.875%, 08/15/2029(c)		200	207,250
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	223,937
4.375%, 04/04/2027(c)		220	250,044
Leviathan Bond Ltd. 6.75%, 06/30/2030(c)		87	99,488

	Principal Amount (000)		U.S. $ Value

Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(c)	U.S.$	200	$209,938
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		346	383,299
MV24 Capital BV 6.748%, 06/01/2034(c)		189	207,599
OCP SA 5.625%, 04/25/2024(c)		200	221,375
Odebrecht Finance Ltd. 7.125%, 06/26/2042(a)(c)(e)		200	8,875
Oleoducto Central SA 4.00%, 07/14/2027(c)		285	309,047
Orbia Advance Corp SAB de CV 4.00%, 10/04/2027(c)		393	433,897
Peru LNG Srl 5.375%, 03/22/2030(c)		279	245,171
Prosus NV 3.68%, 01/21/2030(c)		318	345,229
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/2059(c)		210	233,231
Rumo Luxembourg SARL 7.375%, 02/09/2024(c)		200	208,313
Southern Copper Corp. 5.25%, 11/08/2042		95	127,389
5.875%, 04/23/2045		88	127,470
Suzano Austria GmbH 3.75%, 01/15/2031		41	43,578
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		305	323,606
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(d)(g)(h)(i)		105	3,158
TransJamaican Highway Ltd. 5.75%, 10/10/2036(c)		160	164,650
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(c)		200	235,937
Trust Fibra Uno 4.869%, 01/15/2030(c)		200	228,125
Turkiye Vakiflar Bankasi TAO 6.50%, 01/08/2026(c)		350	358,312
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		355	374,236
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(a)(e)(h)		202	1,010

	Principal Amount (000)		U.S. $ Value

Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(c)	IDR	2,000,000	$135,798

Total Corporate Bonds (cost $12,178,829)			12,434,983

Quasi-Sovereign Bonds – 6.2%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(b)(c)	U.S.$	198	235,120
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(c)		200	227,250
DP World PLC 4.70%, 09/30/2049(c)		200	230,375
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(c)		200	247,625
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)		200	224,500
5.00%, 01/25/2047(c)		200	254,375
Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(c)		340	339,150
6.35%, 08/10/2028(c)		304	337,060
7.125%, 02/11/2025(c)		485	495,458
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(c)		200	240,625
5.80%, 05/15/2050(c)		200	248,875
KazMunayGas National Co. JSC 5.75%, 04/19/2047(c)		200	267,687
MDGH - GMTN BV 2.875%, 11/07/2029(c)		612	660,004
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(c)		200	206,500
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(c)		200	228,000
7.625%, 11/07/2024(c)		200	223,688
Pertamina Persero PT 4.15%, 02/25/2060(c)		200	212,313
5.625%, 05/20/2043(c)		200	245,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		1,399	1,481,628
3.875%, 07/17/2029(c)		200	220,000
5.45%, 05/21/2028(c)		220	263,175
6.15%, 05/21/2048(c)		200	262,375
Petroleos de Venezuela SA Zero Coupon, 11/17/2021(a)(c)(e)		128	4,110
5.375%, 04/12/2027(a)(c)(e)		226	7,222
6.00%, 11/15/2026(a)(c)(e)		220	7,150
Petroleos Mexicanos 5.95%, 01/28/2031		321	320,197
6.50%, 03/13/2027		154	162,730

	Principal Amount (000)		U.S. $ Value

6.75%, 09/21/2047	U.S.$	408	$382,500
6.84%, 01/23/2030		655	681,855
6.875%, 08/04/2026		60	65,460
6.95%, 01/28/2060		744	698,356
7.69%, 01/23/2050		175	176,444
Petronas Capital Ltd.
4.55%, 04/21/2050(c)		395	530,090
4.80%, 04/21/2060(c)		395	572,750
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(c)		321	410,515
State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025(c)		108	116,100
Trinidad Generation UnLtd. 5.25%, 11/04/2027(c)		200	212,200

Total Quasi-Sovereign Bonds (cost $10,374,748)			11,699,212

Treasury Bonds – 2.6%
Peru Government Bond 5.94%, 02/12/2029	PEN	2,030	698,519
U.S. Treasury Notes 0.625%, 08/15/2030(j)	U.S.$	4,280	4,173,376

Total Treasury Bonds (cost $4,827,721)			4,871,895

Regional Bonds – 0.0%
Provincia de Neuquen Argentina 2.50%, 04/27/2030(c) (cost $70,232)		72	45,605

Emerging Markets - Treasuries – 0.0%
Argentine Bonos del Tesoro 15.50%, 10/17/2026(a)(e) (cost $5,390)	ARS	77	168

Total Fixed Income (cost $64,386,658)			68,889,020

	Shares

EQUITY LINKED NOTES – 0.6%
Information Technology – 0.6%
Electronic Equipment, Instruments & Components – 0.6%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2021(a) (cost $735,561)		405,332	1,037,804

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%

VFMVN30 ETF Fund(a)(k) (cost $97,798)		239,030	186,442

Total Equity (cost $833,359)			1,224,246

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 6.1%
Investment Companies – 5.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(k)(l)(m) (cost $10,034,660)		10,034,660	$10,034,660

	Principal Amount (000)

Time Deposits – 0.6%
ANZ, London (1.69)%, 01/04/2021	AUD	41	31,268
BBH, Grand Cayman (7.00)%, 01/04/2021	NOK	2	202
(4.52)%, 01/04/2021	SEK	9	1,132
0.01%, 01/04/2021	CAD	1	619
0.01%, 01/04/2021	GBP	2	2,646
0.01%, 01/04/2021	SGD	1	682
7.70%, 01/04/2021	ZAR	147	10,001
Citibank, London (0.72)%, 01/04/2021	EUR	56	68,245
Citibank, New York 0.01%, 01/04/2021	U.S.$	755	754,851
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 01/04/2021	HKD	449	57,862
Sumitomo, Tokyo (0.31)%, 01/04/2021	JPY	13,457	130,328

Total Time Deposits (cost $1,057,836)			1,057,836

Treasury Bill – 0.2%
Egypt – 0.2%
Egypt Treasury Bills Series 182D Zero Coupon, 03/09/2021 (cost $358,493)	EGP	5,750	357,535

Total Short-Term Investments (cost $11,450,989)			11,450,031

Total Investments Before Security Lending Collateral for Securities Loaned – 97.7% (cost $157,618,327)			183,791,890

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.03%(k)(l)(m) (cost $243,322)		243,322	243,322

Total Investments – 97.8% (cost $157,861,649)(n)			184,035,212
Other assets less liabilities – 2.2%			4,063,095

Net Assets – 100.0%			$188,098,307

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	137	January 2021	$2,427,929	$96,189
MSCI Emerging Markets Index Futures	382	March 2021	24,604,620	694,146
Sold Contracts
U.S. Ultra Bond (CBT) Futures	6	March 2021	1,281,375	24,891

				$815,226

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	13,951,077	USD	938	01/15/2021	$(63,995)
Barclays Bank PLC	HUF	320,028	USD	1,085	03/24/2021	7,010
Barclays Bank PLC	INR	147,822	USD	1,998	01/15/2021	(24,178)
Barclays Bank PLC	TWD	50,038	USD	1,772	01/27/2021	(14,673)
Barclays Bank PLC	MYR	3,772	USD	914	03/25/2021	(28,514)
Barclays Bank PLC	USD	2,915	MYR	11,944	03/25/2021	68,665
Barclays Bank PLC	USD	1,979	PHP	95,529	01/14/2021	8,881
BNP Paribas SA	EUR	2,074	USD	2,535	03/17/2021	(2,487)
Brown Brothers Harriman & Co.	THB	37,614	USD	1,212	01/07/2021	(43,479)
Brown Brothers Harriman & Co.	HKD	13,487	USD	1,740	02/24/2021	(142)
Brown Brothers Harriman & Co.	MXN	5,987	USD	301	02/25/2021	1,781
Brown Brothers Harriman & Co.	PLN	4,335	USD	1,178	03/24/2021	17,426
Brown Brothers Harriman & Co.	ZAR	2,741	USD	177	02/04/2021	(8,822)
Brown Brothers Harriman & Co.	USD	907	ZAR	13,698	02/04/2021	21,033
Brown Brothers Harriman & Co.	USD	4,289	THB	133,793	01/07/2021	177,161
Citibank, NA	KRW	8,076,875	USD	7,100	01/14/2021	(323,726)
Credit Suisse International	BRL	2,907	USD	559	01/05/2021	(269)
Credit Suisse International	USD	539	BRL	2,907	01/05/2021	21,162
Deutsche Bank AG	PEN	5,343	USD	1,484	01/14/2021	8,404
Deutsche Bank AG	USD	5,756	INR	426,779	01/15/2021	81,473
Goldman Sachs Bank USA	TWD	230,166	USD	8,193	01/27/2021	(26,000)
Goldman Sachs Bank USA	RUB	82,956	USD	1,077	01/22/2021	(42,339)
Goldman Sachs Bank USA	BRL	961	USD	187	01/05/2021	2,425
Goldman Sachs Bank USA	USD	185	BRL	961	01/05/2021	89
Goldman Sachs Bank USA	USD	4,319	IDR	64,693,689	01/15/2021	327,125
HSBC Bank USA	PHP	50,156	USD	1,033	01/14/2021	(10,230)
JPMorgan Chase Bank, NA	USD	519	IDR	7,711,856	01/15/2021	35,236
Morgan Stanley & Co. LLC	CLP	831,445	USD	1,099	01/14/2021	(70,760)
Morgan Stanley & Co. LLC	MYR	6,445	USD	1,547	03/25/2021	(63,298)
Morgan Stanley & Co. LLC	BRL	1,946	USD	371	01/05/2021	(3,770)
Morgan Stanley & Co. LLC	CNH	1,785	USD	272	02/10/2021	(1,545)
Morgan Stanley & Co. LLC	PEN	741	USD	205	01/14/2021	(226)
Morgan Stanley & Co. LLC	USD	371	BRL	1,946	02/02/2021	3,800

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	374	BRL	1,946	01/05/2021	$180
Morgan Stanley & Co. LLC	USD	3,939	TRY	31,479	01/21/2021	273,600
Royal Bank of Scotland PLC	KRW	671,071	USD	591	01/14/2021	(26,283)
Royal Bank of Scotland PLC	MXN	15,118	USD	758	02/25/2021	2,760
Standard Chartered Bank	IDR	65,965,245	USD	4,619	01/15/2021	(119,087)
Standard Chartered Bank	KRW	2,008,655	USD	1,814	01/14/2021	(32,300)
Standard Chartered Bank	INR	496,087	USD	6,661	01/15/2021	(124,470)
Standard Chartered Bank	PHP	75,943	USD	1,573	01/14/2021	(7,223)
Standard Chartered Bank	TWD	40,927	USD	1,450	01/27/2021	(11,693)
Standard Chartered Bank	USD	2,912	PHP	141,632	01/14/2021	35,009
Standard Chartered Bank	USD	4,498	INR	332,628	01/15/2021	51,396
Standard Chartered Bank	USD	1,193	KRW	1,295,933	01/14/2021	(1,566)
Standard Chartered Bank	USD	3,628	KRW	4,059,440	01/14/2021	103,296
Standard Chartered Bank	USD	736	IDR	10,434,678	01/15/2021	13,318
UBS AG	COP	4,073,409	USD	1,087	01/14/2021	(105,230)
UBS AG	CZK	22,463	USD	1,048	03/24/2021	1,660
UBS AG	USD	531	RUB	39,189	01/22/2021	(2,085)
UBS AG	USD	913	INR	68,672	01/15/2021	26,078

						$130,578

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
CDX-EM Series 34, 5 Year Index, 12/20/2025*	(1.00)%	Quarterly	1.50%	USD	30,220	$716,046	$1,029,395	$(313,349)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,000	10/02/2029	3 Month LIBOR	1.589%	Quarterly/ Semi-Annual	$409,449	$—	$409,449

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. International PLC
Ukraine International Bond, 7.75%, 09/01/2023*	1.00%	Quarterly	3.69%	$56	$(6,157)	$(13,770)	$7,613

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
MSCI Emerging Markets Growth	LIBOR Plus 0.48%	Maturity	USD	19,739	11/15/2021	$549,697

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Euro STOXX 50 Price EUR Index 03/19/2021*	24.00%	Maturity	EUR	3	$2,563	$—	$2,563
FTSE 100 Index 03/19/2021*	22.90	Maturity	GBP	4	9,831	—	9,831
Goldman Sachs International
Euro STOXX 50 Price EUR Index 01/15/2021*	27.30	Maturity	EUR	4	(41,554)	—	(41,554)
S&P/ASX 200 Index 01/21/2021*	24.20	Maturity	AUD	9	(48,041)	—	(48,041)
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 03/30/2021*	24.69	Maturity	HKD	40	(23,173)	—	(23,173)
Hang Seng China Enterprises Index 03/30/2021*	26.58	Maturity	HKD	134	(101,048)	—	(101,048)
Nikkei 225 Index 02/12/2021*	23.79	Maturity	JPY	451	(18,549)	—	(18,549)
UBS AG
Hang Seng China Enterprises Index 06/29/2021*	24.50	Maturity	HKD	137	(9,131)	—	(9,131)
S&P/ASX 200 Index 03/18/2021*	21.06	Maturity	AUD	5	4,167	—	4,167
Sale Contracts
Bank of America, NA
Euro STOXX 50 Price EUR Index 01/15/2021*	22.55	Maturity	EUR	3	21,139	—	21,139

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Nikkei 225 Index 02/12/2021*	21.11%	Maturity	JPY	398	$7,456	$—	$7,456
JPMorgan Securities, LLC
Hang Seng China Enterprises Index 01/28/2021*	20.20	Maturity	HKD	20	83	—	83
UBS AG
Hang Seng China Enterprises Index 03/30/2021*	22.85	Maturity		110	28,430	—	28,430
S&P/ASX 200 Index 01/21/2021*	19.11	Maturity	AUD	7	16,888	—	16,888

					$(150,939)	$—	$(150,939)

*	Termination date
**	Notional amount less than $500.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $53,137,104 or 28.2% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2020.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group 0.5 Ltd. 7.00%, 01/15/2021	01/14/2019	$11,893	$4,337	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	198,834	3,158	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,629	1,010	0.00%

(i)	Fair valued by the Adviser.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,032,687 and gross unrealized depreciation of investments was $(6,410,849), resulting in net unrealized appreciation of $27,621,838.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

21.7%	China
9.7%	South Korea
9.3%	Taiwan
4.3%	Russia
4.1%	India
2.9%	Indonesia
2.8%	Mexico
2.7%	United States
2.6%	Brazil
2.0%	South Africa
1.6%	Ukraine
1.6%	Peru
1.6%	Chile
26.9%	Other
6.2%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.4% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Bermuda, Canada, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Honduras, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Malaysia, Mongolia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela, Vietnam, Virgin Islands (BVI) and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$1,325,889	$23,724,952	$-0-	$25,050,841
Financials	2,366,262	20,134,549	-0-	22,500,811
Consumer Discretionary	3,204,963	15,038,370	-0-	18,243,333
Materials	365,869	9,784,364	-0-	10,150,233
Communication Services	1,795,673	5,950,058	-0-	7,745,731
Energy	3,292,353	1,974,118	-0-	5,266,471
Industrials	898,029	3,476,947	283,543	4,658,519
Utilities	-0-	3,248,883	-0-	3,248,883
Consumer Staples	636,133	1,898,641	-0-	2,534,774
Health Care	-0-	1,461,384	-0-	1,461,384
Real Estate	121,606	1,246,007	-0-	1,367,613
Fixed Income Securities:
Sovereign Bonds	-0-	39,837,157	-0-	39,837,157
Corporate Bonds	-0-	12,431,825	3,158	12,434,983
Quasi-Sovereign Bonds	-0-	11,699,212	-0-	11,699,212
Treasury Bonds	-0-	4,871,895	-0-	4,871,895
Regional Bonds	-0-	45,605	-0-	45,605
Emerging Markets - Treasuries	-0-	168	-0-	168
Equity Linked Notes	-0-	1,037,804	-0-	1,037,804
Investment Companies	-0-	186,442	-0-	186,442
Short-Term Investments:
Investment Companies	10,034,660	-0-	-0-	10,034,660
Time Deposits	-0-	1,057,836	-0-	1,057,836
Treasury Bill	-0-	357,535	-0-	357,535
Investments of Cash Collateral for
Securities Loaned in Affiliated
Money Market Fund	243,322	-0-	-0-	243,322

Total Investments in Securities	24,284,759	159,463,752	286,701	184,035,212
Other Financial Instruments*:
Assets
Futures	719,037	96,189	-0-	815,226
Forward Currency Exchange Contracts	-0-	1,288,968	-0-	1,288,968
Centrally Cleared Credit Default Swaps	-0-	716,046	-0-	716,046
Centrally Cleared Interest Rate Swaps	-0-	409,449	-0-	409,449
Total Return Swaps	-0-	549,697	-0-	549,697
Variance Swaps	-0-	90,557	-0-	90,557
Liabilities
Forward Currency Exchange Contracts	-0-	(1,158,390)	-0-	(1,158,390)
Credit Default Swaps	-0-	(6,157)	-0-	(6,157)
Variance Swaps	-0-	(241,496)	-0-	(241,496)

Total	$25,003,796	$161,208,615	$286,701	$186,499,112

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2020 is as follows:

Fund	Market Value 3/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,137	$70,810	$74,912	$10,035	$12
Government Money Market Portfolio*	326	11,323	11,406	243	1
Total				$10,278	$13

*	Investment of cash collateral for securities lending transactions.